Subsequent Events (Details) - Subsequent Event [Member] ¥ in Millions	Jun. 01, 2022 USD ($)	Jun. 01, 2022 CNY (¥)	Jun. 01, 2022 CNY (¥)	Apr. 21, 2022 shares
Subsequent Events (Details) [Line Items]
Amount repaid	$ 1,065,238		¥ 7.0
Amount borrowed	$ 1,065,238	¥ 7.0
Interest rate, percentage	0.90%		0.90%
Xuezhu Wang [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary share Issued				150,000